Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Activity and Pricing Information for Nonvested Shares in Long-Term Incentive Compensation Program
The following table summarizes activity and pricing information for the nonvested shares in the Program for the year ended December 31, 2025.

	Vesting Contingent on Service Conditions		Vesting Contingent on Performance and Service Conditions - Payable in Stock		Vesting Contingent on Performance and Service Conditions - Payable in Cash
	Number of Nonvested Shares	Weighted- Average Grant-Date Fair Value	Number of Nonvested Shares	Weighted- Average Grant-Date Fair Value	Number of Nonvested Shares	Weighted- Average Grant-Date Fair Value
Outstanding at December 31, 2024	14,995,501	$17.66	1,440,087	$15.42	5,420,941	$19.70
Granted	7,306,761	17.72	68,991	15.42	1,575,553	20.82
Vested	(5,552,419)	18.82	—	—	(36,078)	19.02
Forfeited(a)	(461,624)	17.53	—	—	(3,682,521)	18.52
Outstanding at December 31, 2025	16,288,219	$17.27	1,509,078	$15.42	3,277,895	$20.99

(a)Includes awards that did not vest

Schedule of Assumptions Used in Options Pricing Model	The assumptions pertaining to options issued during 2025, 2024, and 2023 are shown in the following table.

Year ended December 31,	2025	2024	2023
Average option life	7.0 years	7.0 years	6.7 years
Future dividend yield	4.55%	5.75%	4.28%
Historical share price volatility	.410	.422	.347
Weighted-average risk-free interest rate	4.5%	4.2%	3.9%

Schedule of Activity, Pricing and Other Information for Stock Options
The following table summarizes activity, pricing and other information for our stock options for the year ended December 31, 2025:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Life (in years)	Aggregate Intrinsic Value(a)
Outstanding at December 31, 2024	4,378,773	$18.73	4.6	$5
Granted	427,986	19.49
Exercised	(655,461)	12.99
Lapsed or canceled	(281,661)	19.75
Outstanding at December 31, 2025	3,869,637	$19.71	5.1	$7

Expected to vest	1,157,330	19.14	7.9	3
Exercisable at December 31, 2025	2,672,495	$19.98	3.8	$4
(a)The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of the option.

Schedule of Activity and Pricing Information for Nonvested Shares Granted Under Deferred Compensation Plans and Other Restricted Stock Awards
The following table summarizes activity and pricing information for the nonvested shares granted under our deferred compensation plans and these other restricted stock or unit award programs for the year ended December 31, 2025.

	Number of Nonvested Shares	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2024	2,296,263	$16.28
Granted	575,556	16.61
Vested	(854,963)	18.29
Forfeited	(40,228)	14.05
Outstanding at December 31, 2025	1,976,628	$15.50